Advances for vessels under construction and acquisition of vessels (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Vessels [Line Items]
Total	$ 48,574	$ 64,570
Advances for vessels under construction and acquisition of vessels
Vessels [Line Items]
Pre-delivery yard installments and Fair value adjustment	30,402	32,602
Bareboat capital leases - upfront hire & handling fees	10,460	25,272
Capitalized interest and finance costs	4,753	4,966
Other capitalized costs	2,959	1,730
Total	$ 48,574	$ 64,570